Share capital and share premium	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share capital and share premium
13 Share capital and share premium
Ordinary shares issued and fully paid as of June 30, 2026

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
249,135,746	Ordinary	1	287,816	1,792,181	2,079,997
Total		1	287,816	1,792,181	2,079,997
The total issued number of ordinary shares is 249,135,746 shares as of June 30, 2026 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During six months ended June 30, 2026, 1,430,516 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD90 thousand are recognized directly in the accumulated losses.
Ordinary shares issued and fully paid as of December 31, 2025

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
247,705,230	Ordinary	1	286,156	1,792,181	2,078,337
Total		1	286,156	1,792,181	2,078,337
The total issued number of ordinary shares is 247,705,230 shares as of December 31, 2025 with a par value of EUR 1.00 per share. All issued ordinary shares are fully paid. Each ordinary share carries one vote.
During 2025, 2,779,580 shares were issued, all fully paid, relating to the settlement of different equity programs of the company. Related transaction costs of USD109 thousand are recognized directly in the accumulated losses.